UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samsung Life Investment (America), Ltd.
Address: 152 West 57th Street
         7th Floor
         New York, NY  10019

13F File Number:  028-14614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kugjae Lee
Title:     Compliance Officer
Phone:     212-421-6753

Signature, Place, and Date of Signing:

 /s/  Kugjae Lee     New York, NY     February 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $129,963 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     3708    14780 SH       SOLE                    14780        0        0
APPLE INC                      COM              037833100     5056     9500 SH       SOLE                     9500        0        0
ARUBA NETWORKS INC             COM              043176106       77     3730 SH       SOLE                     3730        0        0
AT&T INC                       COM              00206R102     1112    33000 SH       SOLE                    33000        0        0
BANK NEW YORK MELLON CORP      COM              064058100     1591    61900 SH       SOLE                    61900        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1416   122000 SH       SOLE                   122000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1884    21000 SH       SOLE                    21000        0        0
BOEING CO                      COM              097023105     1379    18300 SH       SOLE                    18300        0        0
BORGWARNER INC                 COM              099724106       40      560 SH       SOLE                      560        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     3637   111600 SH       SOLE                   111600        0        0
BROADCOM CORP                  CL A             111320107     3331   100300 SH       SOLE                   100300        0        0
CATERPILLAR INC DEL            COM              149123101     1685    18800 SH       SOLE                    18800        0        0
CHEVRON CORP NEW               COM              166764100     1222    11300 SH       SOLE                    11300        0        0
CITRIX SYS INC                 COM              177376100       72     1100 SH       SOLE                     1100        0        0
CONOCOPHILLIPS                 COM              20825C104     2378    41000 SH       SOLE                    41000        0        0
CUMMINS INC                    COM              231021106     1354    12500 SH       SOLE                    12500        0        0
DEVON ENERGY CORP NEW          COM              25179M103      926    17800 SH       SOLE                    17800        0        0
DISCOVER FINL SVCS             COM              254709108     1484    38500 SH       SOLE                    38500        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2315    46500 SH       SOLE                    46500        0        0
DOVER CORP                     COM              260003108     2175    33100 SH       SOLE                    33100        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1250    27800 SH       SOLE                    27800        0        0
DUKE ENERGY CORP NEW           COM NEW          26441C204     1895    29700 SH       SOLE                    29700        0        0
EATON CORP PLC                 SHS              G29183103     1729    31920 SH       SOLE                    31920        0        0
EXXON MOBIL CORP               COM              30231G102     4137    47800 SH       SOLE                    47800        0        0
FIRST SOLAR INC                COM              336433107     1537    49800 SH       SOLE                    49800        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2938    85900 SH       SOLE                    85900        0        0
GENERAL ELECTRIC CO            COM              369604103     2609   124300 SH       SOLE                   124300        0        0
GOOGLE INC                     CL A             38259P508     3933     5560 SH       SOLE                     5560        0        0
HOME DEPOT INC                 COM              437076102     3093    50000 SH       SOLE                    50000        0        0
HONEYWELL INTL INC             COM              438516106     1503    23680 SH       SOLE                    23680        0        0
INTEL CORP                     COM              458140100     1643    79700 SH       SOLE                    79700        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3716    19400 SH       SOLE                    19400        0        0
JOHNSON & JOHNSON              COM              478160104     2454    35000 SH       SOLE                    35000        0        0
JOHNSON CTLS INC               COM              478366107       95     3100 SH       SOLE                     3100        0        0
JPMORGAN CHASE & CO            COM              46625H100     2154    49000 SH       SOLE                    49000        0        0
JUNIPER NETWORKS INC           COM              48203R104     2160   109800 SH       SOLE                   109800        0        0
MCDONALDS CORP                 COM              580135101     2091    23700 SH       SOLE                    23700        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     1100    16700 SH       SOLE                    16700        0        0
MERCK & CO INC NEW             COM              58933Y105     2313    56500 SH       SOLE                    56500        0        0
MICROSOFT CORP                 COM              594918104     3830   143400 SH       SOLE                   143400        0        0
MORGAN STANLEY                 COM NEW          617446448     3015   157700 SH       SOLE                   157700        0        0
MOSAIC CO NEW                  COM              61945C103     1540    27200 SH       SOLE                    27200        0        0
NEXTERA ENERGY INC             COM              65339F101     1868    27000 SH       SOLE                    27000        0        0
ORACLE CORP                    COM              68389X105     1703    51100 SH       SOLE                    51100        0        0
PFIZER INC                     COM              717081103     5768   230000 SH       SOLE                   230000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2507    43000 SH       SOLE                    43000        0        0
PROCTER & GAMBLE CO            COM              742718109     1161    17100 SH       SOLE                    17100        0        0
PRUDENTIAL FINL INC            COM              744320102     3637    68200 SH       SOLE                    68200        0        0
RIVERBED TECHNOLOGY INC        COM              768573107       18      900 SH       SOLE                      900        0        0
SANDISK CORP                   COM              80004C101       61     1400 SH       SOLE                     1400        0        0
SCHLUMBERGER LTD               COM              806857108     3908    56400 SH       SOLE                    56400        0        0
TEXAS INSTRS INC               COM              882508104       59     1900 SH       SOLE                     1900        0        0
TIFFANY & CO NEW               COM              886547108     1508    26300 SH       SOLE                    26300        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106       64     1200 SH       SOLE                     1200        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     1209    16400 SH       SOLE                    16400        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1839    33900 SH       SOLE                    33900        0        0
US BANCORP DEL                 COM NEW          902973304     1169    36600 SH       SOLE                    36600        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     1263    29200 SH       SOLE                    29200        0        0
VMWARE INC                     CL A COM         928563402     1214    12900 SH       SOLE                    12900        0        0
WALGREEN CO                    COM              931422109     3701   100000 SH       SOLE                   100000        0        0
WAL-MART STORES INC            COM              931142103     5022    73600 SH       SOLE                    73600        0        0
WELLS FARGO & CO NEW           COM              949746101     4707   137700 SH       SOLE                   137700        0        0